Company's Financial Obligations (Detail) (Amended Credit Agreement, USD $) In Thousands, unless otherwise specified	Mar. 31, 2015
Amended Credit Agreement
Debt Instrument [Line Items]
2017	$ 14,300
Total	$ 14,300